Business combinations and other significant transactions - Divestments - Additional Information (Details) € in Millions								12 Months Ended
	Dec. 29, 2022 EUR (€) Number	Oct. 14, 2022 EUR (€)	Oct. 14, 2022 EUR (€)	Oct. 14, 2022 EUR (€) GW	Oct. 14, 2022 EUR (€) MW	Oct. 14, 2022 EUR (€) Number	Aug. 01, 2022 EUR (€) Number	Dec. 31, 2022 EUR (€)
Business combinations and other significant transactions
Cash consideration								€ 10
Acquisition of interests in joint ventures								5,726
Net financial liabilities								2,085
Cash and cash equivalents								70
Acquisition-date fair value of equity interest in acquiree								21
Azule Energy Holdings Ltd
Business combinations and other significant transactions
Net financial liabilities							€ 1,756
Cash and cash equivalents							€ 35
Proportion of ownership interest in joint venture (as a percent)							50.00%
Proportion of ownership interest acquired (as a percent)							50.00%
Net assets and liabilities derecognized							€ 5,183
Recognition of the investment in joint venture							5,352
Recognition of a receivable for the investing loans made to the former subsidiaries							1,609
Realized exchange differences on translation from the business combination							764
Acquisition-date fair value of equity interest in acquiree							7,130
Capital gains from the fair value measurement of the business combination							3,556
Deferred gain on disposal of investment as of disposal date							€ 1,778
Percentage of gain on disposal of investment							50.00%
Repayment of loan by joint venture								€ 1,310
Azule Energy Holdings Ltd | Angola
Business combinations and other significant transactions
Number of partners in oil and gas operation | Number							2
Azule Energy Holdings Ltd | Be Power SpA
Business combinations and other significant transactions
Proportion of ownership interest in joint venture (as a percent)							50.00%
Vårgrønn AS
Business combinations and other significant transactions
Proportion of ownership interest in joint venture (as a percent)		65.00%
Vårgrønn AS | Eni North Sea Wind Ltd
Business combinations and other significant transactions
Net assets and liabilities derecognized		€ 368	€ 368	€ 368	€ 368	€ 368
Net financial liabilities		€ 363	363	€ 363	€ 363	€ 363
Recognition of the investment in joint venture			374
Capital gain from assets disposed			74
Realized exchange differences on translation from the business combination			(33)
Equity interest disposed (as a percent)		100.00%
Reversal to the income statement of the effects recognized in the comprehensive income reserves			€ 68
Vårgrønn AS | Eni North Sea Wind Ltd | UK Dogger Bank A, B and C projects
Business combinations and other significant transactions
Proportion of ownership interest acquired (as a percent)		20.00%
Number of phases of the project | Number						3
Power generating capacity, existing or in advanced development				3.6	720
Prime International Oil & Gas Company | Assets in Pakistan
Business combinations and other significant transactions
Cash and cash equivalents	€ 28
Number of oil and gas development and production licenses | Number	8
Number of exploration blocks licences | Number	4
Net assets and liabilities derecognized	€ 1
Net financial liabilities	27
Realized exchange differences on translation from the business combination	€ 86